Income taxes (Details 1) (CAD)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax benefit of capitalized mineral property costs		13,068,000	11,978,000
Net operating loss carry forwards		21,630,000	16,688,000
Less: valuation allowance	0	(34,698,000)	(28,666,000)
Deferred Tax Assets, Total	0	0	0
Asset basis differences	0	0
Net deferred tax asset (future income tax liability)	0	0	0